Tax and Other Claims	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Tax and Other Claims
49.	TAX AND OTHER CLAIMS

49.1.	Tax claims
The AFIP and tax authorities of the relevant jurisdictions have reviewed the tax returns filed by the Bank related to income tax, minimum presumed income tax and other taxes (mainly turnover tax). As a result, there are claims pending at court and/or administrative levels, either subject to discussion or appeal. The most significant claims are summarized below:

a)
AFIP’s challenges against the income tax returns filed by former Banco Bansud SA (for the fiscal years since June 30, 1995, through June 30, 1999, and of the irregular six-month
period ended December 31, 1999) and by former Banco Macro SA (for the fiscal years ended since December 31, 1998, through December 31, 2000).

The matter under discussion that has not been resolved as yet and on which the regulatory agency bases its position is the impossibility of deducting credits that have collateral security, an issue that has been addressed by the Federal Administrative Tax Court and CSJN in similar cases, which have issued resolutions that are favorable to the Bank’s position.

b)	Ex-officio turnover tax assessments in progress and/or adjustments pending resolution by the tax authorities of certain jurisdictions.
The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above-mentioned proceedings other than those disclosed in these consolidated financial statements.

49.2.	Other claims
In addition, before merging with and into the Bank, Banco Privado de Inversiones SA (BPI) had a pending class action styled “Adecua v. Banco Privado de Inversiones on ordinary proceedings”, File No. 19073/2007, pending with Commercial Court No. 3 in and for the City of Buenos Aires, Clerk’s Office No. 5, whereby it was required to reimburse to its clients the life insurance amounts overcharged to amounts payable, as well as to reduce the amounts charged in this regard in the future; this legal proceeding was concluded upon the abovementioned merger because BPI complied in full with the terms of the court-approved agreement reached with Adecua before answering the complaint. However, in March 2013, when BPI had already been merged with and into the Bank, the trial court resolved to amend the terms of the agreement and ordered the reimbursement of amounts of money to a larger number of clients as compared to the number arising from the terms approved by the court in due time. Such resolution was appealed by the Bank as BPI’s surviving company. The appeal was dismissed by the Court of Appeals, which abrogated both the trial court decision and the court-approved agreement, thus ordering the Bank to answer the complaint. This gave rise to the filing of an extraordinary appeal against such decision, as well as the subsequent filing of a complaint for the extraordinary appeal denied. It is currently pending with the Argentine Supreme Court.
Moreover, the Bank is also subject to three class actions initiated by consumers’ associations for the same purpose, all of them currently pending with Commercial Court No. 7 in and for the City of Buenos Aires, Clerk’s Office No. 13: a) Adecua v, Banco Macro on ordinary proceedings, File No. 20495/2007; b) Damnificados Financieros Asociación Civil Para Su Defensa et al v, Banco Macro on summary proceedings, File No. 37729/2007; c) Unión de Usuarios y Consumidores v. Nuevo Banco Bisel on ordinary proceedings, File No. 44704/2008. Regarding the actions mentioned in a) and b), on February 1, 2021, an agreement was reached and filed for court-approval effects. On such agreement, the Bank assumed to reimburse to its clients and former clients under the agreement, the 75% (seventy five percent) of the difference between the premium collected for life insurance over the debt balance of several products, and the amount that results for applying 2.45 per thousand on the assured amounts for the period between May 2, 2004, and July 31, 2011, both included, plus interest at the current rate of Banco de la Nación Argentina until the final approval of the agreement. On March 16, 2021, the agreement was approved by the Court. On April 8, 2021, the Bank completed the first stage of the approved agreement, while the rest of it will be fulfilled during the next 8 months.
There are also other class actions initiated by consumer protection associations in relation to the collection of certain commissions and/or financial charges or practices and certain withholdings made by the Bank to individuals as Buenos Aires City stamp tax withholding agent.
Furthermore, in other case the Bank was challenged for charging credit card users until December 2014 a commission for “purchase limit excess” that consisted of a percentage over the purchase limit excess amount. It was styled “User and Consumer Union et. al v. Banco Macro SA on summary proceedings” [Unión de Usuarios y Consumidores y otro c/ Banco Macro SA s/ Sumarísimo], file No. 31958/2010, pending with Commercial Court No. 1 in and for the City of Buenos Aires, Clerk’s Office No 1. On 03/15/2019 a court order was passed against the Bank from a trial court that ordered the reimbursement for all the collected amounts plus VAT and interest. Although this court decision was appealed, the Entity understands that there is a low probability that a favorable ruling shall be obtained from the trial court, as the Entity became aware of that the Court of Appeals approved related actions against other two banks, an agreement was reached and filed for court-approval effects on 11/03/2020. On such agreement, the Bank compromised to reimburse to credit card users for the period from August 2007 to December 2014, the amounts collected over the abovementioned concepts plus VAT over such commissions and interest calculated at the average current rate for Documents transactions in force at the Banco de la Nación Argentina. On August 26, 2020, the agreement was approved by the judge. On October 28, 2020, the first stage of the agreement was fulfilled while the second stage will be fulfilled in the next 12 months.

The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above-mentioned proceedings other than those disclosed in these consolidated financial statements.